Investments in associates and joint ventures - Reconciliation of equity (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investments in associates and joint ventures [Line Items]
Equity of the joint venture	$ 1,418,315	$ 1,599,674
Equion Energy Limited [Member]
Disclosure of Investments in associates and joint ventures [Line Items]
Equity of the joint venture	$ 2,234,067	$ 1,939,686
% of Ecopetrol's ownership	51.00%	51.00%
Ecopetrol's ownership	$ 1,139,374	$ 989,240
Additional value of the investment	375,693	375,693
Impairment	(322,388)	(187,636)
Carrying amount of the investment	1,192,679	1,177,297
Offshore International Group
Disclosure of Investments in associates and joint ventures [Line Items]
Equity of the joint venture	$ 736,847	$ 771,492
% of Ecopetrol's ownership	50.00%	50.00%
Ecopetrol's ownership	$ 368,424	$ 385,746
Additional value of the investment	341,447	341,448
Impairment	(530,330)	(346,121)
Carrying amount of the investment	$ 179,541	$ 381,073